Deutsche Investment Management Americas Inc.

One Beacon Street

Boston, MA 02108

March 31, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Deutsche Equity 500 Index Fund, Deutsche S&P 500 Index Fund, Deutsche EAFE® Equity Index Fund and Deutsche U.S. Bond Index Fund (collectively, the “Funds”), each a series of Deutsche Institutional Funds (the “Trust”) (Reg. Nos. 033-34079 and 811-06071)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 110 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Funds and was filed electronically on March 30, 2017.

Please direct any comments or questions on this filing to the undersigned at (617) 295-3681.

Very truly yours,

/s/Laura McCollum

Laura McCollum, Esq.

Vice President and Counsel

Deutsche Investment Management Americas Inc.

cc: John Marten, Esq., Vedder Price P.C.